Shareholders' Deficit (Details) - Schedule of Reconciliation of the Series A Preferred Stock - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Beginning balance (shares)	0	0
Ending balance (shares)	0	0
One Energy Enterprises Inc [Member] | Series A Preferred Stock [Member]
Beginning balance (shares)	48,403	0
Conversion of debt into preferred stock (shares)		2,235
Issuance and sale of preferred stock, net of offering costs of $1,298,387 (shares)	4,915	44,700
Dividends Accrued Preferred Stock Cash Shares (Shares)	0	0
Accrual of Series A PIK Dividend (Shares)	762	1,468
Ending balance (shares)	54,080	48,403
Beginning balance (value)	$ 20,510,983	$ 0
Conversion of debt into preferred stock (value)		1,000,000
Issuance and sale of preferred stock, net of offering costs of $1,298,387 (value)	2,199,067	18,701,574
Accrual of Series A cash dividend	171,598	328,638
Accrual of Series A PIK dividend	343,195	657,277
Series A cash dividend paid	(152,094)	(176,545)
Ending balance (Value)	$ 23,072,749	$ 20,510,983